Disaggregation of Revenues and Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disaggregation of Revenues and Segment Reporting [Abstract]
DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

NOTE 4—DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

Following the divesture of the retail and appliances segment, the Company now has three reportable segments:

The Retail and Eyewear Segment provides a wide variety of eyewear products (non-prescription reading glasses, sunglasses, blue light blocking eyewear, sun readers, outdoor specialty sunglasses and other eyewear-related products) as well as personal protective equipment (face masks and select health and personal care items).

The Construction Segment provides finished carpentry products and services (door frames, base boards, crown molding, cabinetry, bathroom sinks and cabinets, bookcases, built-in closets, fireplace mantles, windows, and custom design and build of cabinetry and countertops).

The Automotive Supplies Segment provides horn and safety products (electric, air, truck, marine, motorcycle, and industrial equipment) and vehicle emergency and safety warning lights (cars, trucks, industrial equipment, and emergency vehicles).

The Company reports all other business activities that are not reportable in the Corporate Services Segment. The Company provides general corporate services to its segments; however, these services are not considered when making operating decisions and assessing segment performance. The Corporate Services Segment includes costs associated with executive management, financing activities and other public company-related costs.

The Company’s revenues for the three months ended June 30, 2024 and 2023 are disaggregated as follows:

	For the Three Months Ended June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Eyewear-related	$3,022,361	$-	$-	$3,022,361
Personal protective equipment and other	54,540	-	-	54,540
Automotive horns	-	-	1,081,191	1,081,191
Automotive lighting	-	-	21,896	21,896
Custom cabinets and countertops	-	2,665,805	-	2,665,805
Finished carpentry	-	8,655,566	-	8,655,566
Total Revenues	$3,076,901	$11,321,371	$1,103,087	$15,501,359

	For the Three Months Ended June 30, 2023
	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Eyewear-related	$4,064,791	$-	$-	$4,064,791
Personal protective equipment and other	429,270	-	-	429,270
Automotive horns	-	-	797,032	797,032
Automotive lighting	-	-	567,105	567,105
Custom cabinets and countertops	-	2,240,625	-	2,240,625
Finished carpentry	-	9,263,270	-	9,263,270
Total Revenues	$4,494,061	$11,503,895	$1,364,137	$17,362,093

The Company’s revenues for the six months ended June 30, 2024 and 2023 are disaggregated as follows:

	For the Six Months Ended June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Eyewear-related	$6,582,903	$-	$-	$6,582,903
Personal protective equipment and other	390,165	-	-	390,165
Automotive horns	-	-	2,150,625	2,150,625
Automotive lighting	-	-	730,823	730,823
Custom cabinets and countertops	-	4,750,259	-	4,750,259
Finished carpentry	-	15,810,081	-	15,810,081
Total Revenues	$6,973,068	$20,560,340	$2,881,448	$30,414,856

	For the Six Months Ended June 30, 2023
	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Eyewear-related	$6,585,603	$-	$-	$6,585,603
Personal protective equipment and other	701,170	-	-	701,170
Automotive horns	-	-	1,792,449	1,792,449
Automotive lighting	-	-	831,854	831,854
Custom cabinets and countertops	-	4,356,807	-	4,356,807
Finished carpentry	-	16,059,813	-	16,059,813
Total Revenues	$7,286,773	$20,416,620	$2,624,303	$30,327,696

Segment information for the three months ended June 30, 2024 and 2023 are as follows:

	For the Three Months Ended June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$3,076,901	$11,321,371	$1,103,087	$-	$15,501,359
Operating expenses
Cost of revenues	1,421,597	6,611,425	724,491	-	8,757,513
Personnel	600,763	2,735,068	268,619	(197,548)	3,406,902
Personnel – corporate allocation	-	(405,762)	(49,238)	455,000	-
Depreciation and amortization	104,596	316,803	69	-	421,468
General and administrative	692,267	1,541,675	191,400	(304,462)	2,120,880
General and administrative – management fees	75,000	125,000	75,000	-	275,000
General and administrative – corporate allocation	(187,268)	(361,806)	(51,284)	600,358	-
Professional fees	393,153	74,294	94,113	1,285,513	1,847,073
Impairment of goodwill and intangible assets	1,216,966	-	-	-	1,216,966
Total operating expenses	4,317,074	10,636,697	1,253,170	1,838,861	18,045,802
Income (loss) from operations	$(1,240,173)	$684,674	$(150,083)	$(1,838,861)	$(2,544,443)

	For the Three Months Ended June 30, 2023
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$4,494,061	$11,503,895	$1,364,137	$-	$17,362,093
Operating expenses
Cost of revenues	3,430,540	7,200,651	825,112	-	11,456,303
Personnel	792,436	2,009,215	314,509	(173,350)	2,942,810
Personnel – corporate allocation	-	(249,900)	(83,300)	333,200	-
Depreciation and amortization	107,125	413,130	51,939	-	572,194
General and administrative	505,777	1,638,821	226,539	(295,982)	2,075,155
General and administrative – management fees	75,000	125,000	75,000	-	275,000
General and administrative – corporate allocation	-	(343,148)	(88,627)	431,775	-
Professional fees	116,855	42,674	50,727	275,645	485,901
Total operating expenses	5,027,733	10,836,443	1,371,899	571,288	17,807,363
Income (loss) from operations	$(533,672)	$667,452	$(7,762)	$(571,288)	$(445,270)

Segment information for the six months ended June 30, 2024 and 2023 are as follows:

	For the Six Months Ended June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$6,973,068	$20,560,340	$2,881,448	$-	$30,414,856
Operating expenses
Cost of revenues	4,420,530	11,769,691	1,892,853	-	18,083,074
Personnel	1,253,954	4,761,777	569,031	(62,504)	6,522,258
Personnel – corporate allocation	-	(716,278)	(86,918)	803,196	-
Depreciation and amortization	209,192	636,600	138	-	845,930
General and administrative	1,060,132	2,958,670	402,325	(442,647)	3,978,480
General and administrative – management fees	150,000	250,000	150,000	-	550,000
General and administrative – corporate allocation	(217,161)	(682,640)	(88,813)	988,614	-
Professional fees	625,333	140,021	182,134	3,924,734	4,872,222
Impairment of goodwill and intangible assets	1,216,966	-	-	-	1,216,966
Total operating expenses	8,718,946	19,117,841	3,020,750	5,211,393	36,068,930
Income (loss) from operations	$(1,745,878)	$1,442,499	$(139,302)	$(5,211,393)	$(5,654,074)

	For the Six Months Ended June 30, 2023
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$7,286,773	$20,416,620	$2,624,303	$-	$30,327,696
Operating expenses
Cost of revenues	5,377,551	12,575,678	1,535,368	-	19,488,597
Personnel	1,319,511	3,781,151	646,829	(331,261)	5,416,230
Personnel – corporate allocation	-	(464,100)	(154,700)	618,800	-
Depreciation and amortization	169,203	826,119	103,878	-	1,099,200
General and administrative	606,087	2,530,992	431,501	(191,786)	3,376,794
General and administrative – management fees	75,000	250,000	150,000	-	475,000
General and administrative – corporate allocation	-	(462,593)	(121,442)	584,035	-
Professional fees	194,348	118,825	107,998	452,551	873,722
Total operating expenses	7,741,700	19,156,072	2,699,432	1,132,339	30,729,543
Income (loss) from operations	$(454,927)	$1,260,548	$(75,129)	$(1,132,339)	$(401,847)

Total assets by operating segment as of June 30, 2024 are as follows:

	As of June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Assets
Current assets	$6,359,140	$7,407,355	$1,660,994	$1,001,327	$16,428,816
Long-lived assets	1,767,993	7,059,962	113,287	-	8,941,242
Goodwill	-	9,051,052	-	-	9,051,052
Total assets	$8,127,133	$23,518,369	$1,774,281	$1,001,327	$34,421,110

NOTE 4—DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

The Company has four reportable segments:

The Retail and Appliances Segment provides a wide variety of appliance products (laundry, refrigeration, cooking, dishwashers, outdoor, accessories, parts, and other appliance-related products).

The Retail and Eyewear Segment provides a wide variety of eyewear products (non-prescription reading glasses, sunglasses, blue light blocking eyewear, sun readers, outdoor specialty sunglasses and other eyewear-related products) as well as personal protective equipment (face masks and select health and personal care items).

The Construction Segment provides finished carpentry products and services (door frames, base boards, crown molding, cabinetry, bathroom sinks and cabinets, bookcases, built-in closets, fireplace mantles, windows, and custom design and build of cabinetry and countertops).

The Automotive Supplies Segment provides horn and safety products (electric, air, truck, marine, motorcycle, and industrial equipment) and vehicle emergency and safety warning lights (cars, trucks, industrial equipment, and emergency vehicles).

The Company reports all other business activities that are not reportable in the Corporate Services Segment. The Company provides general corporate services to its segments; however, these services are not considered when making operating decisions and assessing segment performance. The Corporate Services Segment includes costs associated with executive management, financing activities and other public company-related costs.

The Company’s revenues for the years ended December 31, 2023 and 2022 are disaggregated as follows:

	For the Year Ended December 31, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$8,004,226	$-	$-	$-	$8,004,226
Appliance accessories, parts, and other	957,022	-	-	-	957,022
Eyewear-related	-	13,896,847	-	-	13,896,847
Personal protective equipment and other	-	1,557,250	-	-	1,557,250
Automotive horns	-	-	-	3,150,530	3,150,530
Automotive lighting	-	-	-	1,400,056	1,400,056
Custom cabinets and countertops	-	-	9,639,549	-	9,639,549
Finished carpentry	-	-	30,076,338	-	30,076,338
Total revenues	$8,961,248	$15,454,097	$39,715,887	$4,550,586	$68,681,818

	For the Year Ended December 31, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$9,197,811	$-	$-	$-	$9,197,811
Appliance accessories, parts and other	1,473,318	-	-	-	1,473,318
Eyewear	-	-	-	-	-
Eyewear accessories, parts and other	-	-	-	-	-
Automotive horns	-	-	-	5,068,616	5,068,616
Automotive lighting	-	-	-	1,420,472	1,420,472
Custom cabinets and countertops	-	-	10,644,283	-	10,644,283
Finished carpentry	-	-	21,124,624	-	21,124,624
Total revenues	$10,671,129	$-	$31,768,907	$6,489,088	$48,929,124

Segment information for the years ended December 31, 2023 and 2022 are as follows:

	For the Year Ended December 31, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$8,961,248	$15,454,097	$39,715,887	$4,550,586	$-	$68,681,818
Operating expenses
Cost of revenues	7,083,662	11,738,639	23,162,151	3,154,717	-	45,139,169
Personnel	1,052,118	2,793,210	8,428,963	1,226,788	92,011	13,593,090
Personnel – corporate allocation	(309,400)	-	(928,200)	(309,400)	1,547,000	-
Depreciation and amortization	151,362	371,662	1,561,770	155,886	-	2,240,680
General and administrative	1,424,889	1,475,777	5,526,842	1,004,716	2,238,750	11,670,974
General and administrative – management fees	300,000	225,000	500,000	300,000	-	1,325,000
General and administrative – corporate allocation	(174,457)	(51,537)	(881,497)	(160,152)	1,267,643	-
Impairment of goodwill and intangible assets	1,484,229	-	10,097,146	3,066,673	-	14,648,048
Total operating expenses	11,012,403	16,552,751	47,467,175	8,439,228	5,145,404	88,616,961
Loss from operations	$(2,051,155)	$(1,098,654)	$(7,751,288)	$(3,888,642)	$(5,145,404)	$(19,935,143)

	For the Year Ended December 31, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$10,671,129	$-	$31,768,907	$6,489,088	$-	$48,929,124
Operating expenses
Cost of revenues	8,203,401	-	20,980,103	4,044,226	-	33,227,730
Personnel	1,122,239	-	6,999,474	1,394,061	15,327	9,531,101
Personnel – corporate allocation	(299,700)	-	(899,100)	(299,700)	1,498,500	-
Depreciation and amortization	222,438	-	1,607,148	207,526	-	2,037,112
General and administrative	1,426,936	-	5,653,626	1,319,851	372,276	8,772,689
General and administrative – management fees	300,000	-	500,000	300,000	-	1,100,000
General and administrative – corporate allocation	(77,234)	-	(1,092,421)	(344,482)	1,514,137	-
Total operating expenses	10,898,080	-	33,748,830	6,621,482	3,400,240	54,668,632
Loss from operations	$(226,951)	$-	$(1,979,923)	$(132,394)	$(3,400,240)	$(5,739,508)

Total assets by operating segment at December 31, 2023 and 2022 are as follows:

	At December 31, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Assets
Current assets	$1,939,951	$6,734,826	$7,580,585	$1,944,601	$514,669	$18,714,632
Long-lived assets	88,505	2,580,035	8,020,469	156,221	-	10,845,230
Goodwill	-	757,283	9,051,052	-	-	9,808,335
Total assets	$2,028,456	$10,072,144	$24,652,106	$2,100,822	$514,669	$39,368,197

	At December 31, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Assets
Current assets	$2,857,505	$-	$5,355,827	$2,295,424	$716,945	$11,225,701
Long-lived assets	781,521	-	12,302,214	1,722,993	-	14,806,728
Goodwill	942,575	-	16,772,042	1,737,653	-	19,452,270
Total assets	$4,581,601	$-	$34,430,083	$5,756,070	$716,945	$45,484,699